Revenue from contract with customers	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers	Revenue from contract with customers
22.1 Disaggregation of revenue
The Company distinguishes between revenue recognized over time and revenue recognized at a point in time.
The table below presents revenue by service contract type, geographic market, and the timing of performance obligation satisfaction (in thousands):

	Year ended December 31,
	2025	2024	2023
Type of service (1)
Social casino game	$298,958	$308,279	$304,602
Geographic market (1)
U.S.	242,094	269,481	267,721
International	56,864	38,798	36,881
Total	$298,958	$308,279	$304,602
Timing of revenue recognition (1)
Over the time	298,458	307,608	$304,094
At a point in time	500	671	508
Total	$298,958	$308,279	$304,602
(1)iGaming revenues are excluded, and amounted to $60,980 thousand in 2025, $33,051 thousand in 2024 and $4,262 thousand in 2023.
The following table disaggregates revenue between Third-Party Platforms and Direct-to-Consumers (in thousands):

	Year ended December 31,
	2025	2024	2023
Third-Party Platforms	$238,511	$277,567	$284,286
Direct-to-Consumers(1)	60,447	30,712	20,316
Total (2)	$298,958	$308,279	$304,602
(1)Direct-to-Consumer (“DTC”) revenue represents revenue from purchases made through Company-owned channels, including web storefront transactions and other direct payment flows.
(2)iGaming revenues are excluded, and amounted to $60,980 thousand in 2025, $33,051 thousand in 2024 and $4,262 thousand in 2023.
22.2 Contract assets, contract liabilities with customers
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	December 31, 2025	December 31, 2024
Contract assets (1)	$518	$526
Contract liabilities (2)	1,861	1,754
(1)Contract assets are included within prepaid expenses and other assets in our consolidated financial position.
(2)The amount of revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is respectively $1,754 thousand in 2025 and $2,520 thousand in 2024.